Income Taxes - Schedule of Unrecognized Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	¥ 41,772	$ 5,973	¥ 54,212
Increase	7,295	1,043
Decrease	(13,726)	(1,963)	(12,440)
Balance at December 31	¥ 35,341	$ 5,053	¥ 41,772